SCHEDULE OF LEASE COST (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Lease
Amortization of operating lease right of use assets	$ 42,002	$ 101,888	$ 204,715
Interest on lease liabilities	8,239	14,529	2,333
Short term lease expenses	3,744	3,748	4,594
Total	$ 53,985	$ 120,165	$ 211,642